Leases - Other Information Related to Operating Leases (Details)	Apr. 28, 2024	Apr. 30, 2023
Leases [Abstract]
Weighted-average remaining lease term (years)	12 years	9 years 9 months 18 days
Weighted-average discount rate	11.70%	9.50%